PROMISSORY NOTES PAYABLE (Details Narrativess) - CAD ($)		1 Months Ended	12 Months Ended
	Jun. 08, 2020	Apr. 28, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Chief Executive Officer and Chairman
Statement [Line Items]
Principal Amount (Canadian)			$ 136,870	$ 132,400
Accrued interest (Canadian)			20,531	19,860
Accrued interest (US)			15,000	15,000
Promissory Note C
Statement [Line Items]
Value (Canadian)				1,257,800
Repaid in cash (Canadian)				198,600
Repaid in cash (US)			5,000	150,000
Value (US)				950,000
Total interest and administrative fees			190,907
Interest repayments were made in cash (Canadian)				50,239
Interest repayments were made in cash (US)				37,500
Total interest and administrative fees (US)			142,500
Accretion expense			0	29,685	$ 20,971
Promissory notes amounted			388,443	371,033
Company repaid			0	21,000
Interest expense			17,410	16,905	$ 61,319
Promissory Note A
Statement [Line Items]
Value (Canadian)			1,088,116	1,059,200
Value (US)			795,000	800,000
Accrued interest (Canadian)			143,714	139,020
Accrued interest (US)			$ 105,000	$ 105,000
Promissory Note A1
Statement [Line Items]
Promissory note maturity date		April 8, 2023
Principal Amount (Canadian)		$ 527,967
Interest Rate		6.00%
Fair value of promissory note		$ 381,093
Market interest rate		19.00%
Promissory Note A2
Statement [Line Items]
Promissory note maturity date	April 8, 2023
Principal Amount (Canadian)	$ 225,000
Interest Rate	6.00%
Fair value of promissory note	$ 160,603
Market interest rate	19.00%
Promissory Note A3
Statement [Line Items]
Promissory note maturity date	April 8, 2023
Principal Amount (Canadian)	$ 196,832
Interest Rate	6.00%
Fair value of promissory note	$ 142,075
Market interest rate	19.00%